Unaudited Interim Condensed Consolidated Statement of Other Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Unaudited Interim Condensed Consolidated Statement of Other Comprehensive Loss [Abstract]
Net loss	$ (3,507)	$ (668)
Other comprehensive loss:
Foreign currency translation differences	12	0
Release of cumulative translation adjustment of equity method investment	(4)	0
Other comprehensive income	8	0
Total comprehensive loss	(3,499)	(668)
Comprehensive loss attributable to non-controlling interest	(4)	0
Comprehensive loss attributable to United Maritime Corporation	$ (3,495)	$ (668)